UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025

Date of Report: October 17, 2025

Exact name of securitizer as specified in its charter: Cantor Commercial Real Estate Lending, L.P.

Commission File Number of securitizer: 025-01219

Central Index Key Number of securitizer: 0001558761

Christian Wall, (212) 829-5417

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
CCUBS Commercial Mortgage Trust 2017-C1, Commercial Mortgage Pass-Through Certificates, Series 2017-C1 (CIK # 0001720748)	X	Cantor Commercial Real Estate Lending, L.P.	24	$417,919,094	60.0%	0	0.00	0.00	1	$21,039,221.52	3.80%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	(1)
		Citi Real Estate Funding Inc.	7	$189,450,000	27.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		UBS AG, New York Branch	6	$89,377,027	12.8%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Issuing Entity			37	$696,746,122	100%	0	0.00	0.00	1	$21,039,221.52	3.80%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
Total by Asset Class			37	$696,746,122	100%	0	0.00	0.00	1	$21,039,221.52	3.80%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

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(1)       The “Assets That Were Repurchased or Replaced” column reflects an asset for which a monetary payment was made by Cantor Commercial Real Estate Lending, L.P. to the related securitization trust on July 11, 2025 in connection with a full dismissal of all related claims pursuant to a settlement agreement entered into during the prior reporting period. In addition, the asset subject to the repurchase request was paid off by the borrower in July 2025. The outstanding principal balance is calculated as of the time of payoff, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total pool balance as of the immediately preceding trustee’s report.

The following notes apply generally to the table above:

1.	In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

2.	Assets included in “Assets That Were Subject of Demand” include only assets where a demand was made during the reporting period. Assets for which a demand was reported in a prior reporting period will not be listed in this column for the reporting period.

3.	The scope of this Form ABS-15G is limited to transactions with activity to report in which Cantor Commercial Real Estate Lending, L.P. is the sponsor, and the depositor is not an affiliate of Cantor Commercial Real Estate Lending, L.P.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CANTOR COMMERCIAL REAL ESTATE LENDING, L.P.

Date: October 17, 2025
	By:	/s/ Christian Wall
		Name:	Christian Wall
		Title:	Chief Executive Officer
(senior officer in charge of securitization)